Deferred Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Deferred Revenue [Abstract]
Deferred Revenue

7. Deferred Revenue

Deferred revenue represents deferred internet accelerator license revenue over the maintenance period of one to three years for our multiple element arrangements (Note 2).

In addition, deferred revenue includes two government grants for use in research and development related expenditures for periods through July 2014. The portion of the grants that has not been spent is deferred and recognize as other income as the funds are spent on research and development related expenditures.

Deferred revenue included on the balance sheets as of March 31, 2014 and December 31, 2013 is as follow:

	March 31,	December 31,
	2014	2013
Deferred revenue:
Current	$19,062	$19,223
Non-current	-	-
Total	$19,062	$19,223

The table below sets forth the deferred revenue activities during the three months ended March 31, 2014 and 2013:

	For the three months ended March 31,
	2014	2013

Deferred revenue, balance at beginning of period	$19,223	$98,941
Less: government grant earned during the three months	-	(14,289)
Less: Revenue earned during the three months	-	(21,010)
Exchange rate difference	(161)	-
Deferred revenue, balance at end of period	$19,062	$63,642

7. Deferred Revenue

Deferred revenue represents deferred internet accelerator license revenue over the maintenance period of one to three years for our multiple element arrangements (Note 2).

In addition, deferred revenue includes two government grants for use in research and development related expenditures for periods through July 2014. The portion of the grants that has not been spent is deferred and recognize as other income as the funds are spent on research and development related expenditures.

Deferred revenue included on the balance sheets as of December 31, 2013 and 2012 is as follow:

	December 31,	December 31,
	2013	2012
Deferred revenue:
Current	$19,223	$78,811
Non-current	-	20,130
Total	$19,223	$98,941

The table below sets forth the deferred revenue activities during the years ended December 31, 2013 and 2012:

	For the years ended December 31,
	2013	2012

Deferred revenue, balance at beginning of year	$98,941	$301,231
Add: Payments received from customers during the year	-	105,721
Add: Government grant received during the year	-	95,222
Less: government grant earned during the year	(15,931)	(135,602)
Less: Revenue earned during the year	(63,787)	(276,631)
Deferred revenue, balance at end of year	$19,223	$98,941